Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Electronic equipment	4,164,384	5,123,149	803,934
Office equipment and fixtures	9,759	15,462	2,426
Data center machinery and equipment	135,068	144,328	22,648
Building	—	15,768	2,474
Construction in progress	5,454	147,817	23,196

	4,314,665	5,446,524	854,678
Less: accumulated depreciation	(2,357,875)	(3,082,421)	(483,699)

Property and equipment, net	1,956,790	2,364,103	370,979